Investment Strategy - Transamerica International Equity	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]
Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities, including depositary receipts.
The fund primarily invests in non‑U.S. companies representing at least three countries that are developed markets, with a market capitalization of at least $1 billion at the time of purchase. The fund considers developed markets to be countries represented in the MSCI Europe, Australasia and Far East (“EAFE”) Index. The fund may invest up to 25% of its assets in securities in countries outside of the MSCI EAFE Index. The fund may invest up to 20% of its assets in emerging market companies. The fund considers emerging markets to be countries included within the MSCI Emerging Markets Index. The fund may invest in overseas companies with U.S. listings, as well as depositary receipts, such as American Depositary Receipts (“ADRs”), where the depositary receipt is held for regulatory reasons, such as foreign ownership restrictions, or for other reasons such as liquidity or the level of information available about the security or depositary receipt.
At times, the fund may invest a significant portion of its assets in a limited number of issuers, sectors or industries when investment opportunities are concentrated among those issuers, sectors or industries.
Although the fund generally seeks to maintain broad international exposure, market conditions, index composition, or the investment process may result in the fund investing a significant portion of its assets in issuers located in a limited number of countries or geographic regions.
The fund’s sub‑adviser, Great Lakes Advisors, LLC (the “sub‑adviser”), applies a bottom‑up, fundamental research process that focuses on four criteria:
• Attractive valuation and return potential on an absolute and relative basis;
• Durable business models and franchises with earnings resiliency;
• Value creating management teams with positive incentives and appropriate governance; and
• Excellent and/or misunderstood balance sheets.
The portfolio construction process seeks to diversify risk exposures and mitigate downside risk, prioritizing stock selection as the primary driver of performance.
The sub‑adviser utilizes this fundamental research process alongside a proprietary quantitative framework for idea generation and portfolio construction. Every company in the universe is evaluated in a multi-factor, sector-neutral model that is designed to be the analytical representation of our fundamental investment process. An independent quality score is assigned to each name to ensure a robust, heuristically unbiased, independent “check‑and‑challenge” to the fundamental process.
As part of the evaluation of a company, the sub‑adviser may consider environmental, social, and corporate governance (“ESG”) factors in the investment process. The sub‑adviser’s investment team seeks to identify material ESG factors that have the potential to impact a company’s financial performance, valuation, and risk/return. Governance is an explicit consideration in the sub‑adviser’s investment process with an emphasis on incentives, alignment, and track record of shareholder-friendly capital allocation and value creation. Environmental and Social considerations are evaluated more implicitly; return on invested capital is the lynchpin of the sub‑adviser’s valuation work, and the sub‑adviser seeks to identify businesses with what they believe are attractive and sustainable returns on capital. A variety of ESG factors contribute to the sub‑adviser’s analysis, both in terms of valuation upside and downside protection in risk management. What the sub‑adviser deems to be material ESG matters are included in the team’s standard due diligence template for every potential investment. The sub‑adviser’s ESG analysis is subjective and ESG factors are not determinative in the sub‑adviser’s investment process. The sub‑adviser may conclude that other attributes of a company outweigh ESG factors when making investment decisions.
The fund may utilize ETFs to efficiently manage large cash flows to maintain market exposure and for tax optimization. The fund may also utilize futures contracts to efficiently manage large cash flows to maintain market exposure.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities, including depositary receipts.